12 Intangible assets (Details 1) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	£ 10,100
In-Process Research and Development ("IPRD") [Member]
Disclosure of detailed information about intangible assets [line items]
Remaining amortisation period	In process, not yet amortising
In-Process Research and Development ("IPRD") [Member] | Midatech Pharma (Wales) Limited [Member]
Disclosure of detailed information about intangible assets [line items]
Remaining amortisation period	n/a in process	n/a in process	n/a in process
Product and Marketing Rights [Member]
Disclosure of detailed information about intangible assets [line items]
Remaining amortisation period	Between 2 and 12 years
Product and Marketing Rights [Member] | MTX110 acquired IPRD [Member]
Disclosure of detailed information about intangible assets [line items]
Remaining amortisation period	n/a in process	n/a in process	n/a in process
Product and Marketing Rights [Member] | Zuplenz [Member]
Disclosure of detailed information about intangible assets [line items]
Remaining amortisation period	n/a	n/a	11
Product and Marketing Rights [Member] | Midatech Pharma US, Inc. (formerly DARA Biosciences, Inc.) [Member]
Disclosure of detailed information about intangible assets [line items]
Remaining amortisation period	n/a	n/a	Between 1 and 3
Carrying Amount [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	£ 10,078	£ 10,078	£ 14,195
Carrying Amount [Member] | In-Process Research and Development ("IPRD") [Member] | Midatech Pharma (Wales) Limited [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	9,300	9,300	9,300
Carrying Amount [Member] | Product and Marketing Rights [Member] | MTX110 acquired IPRD [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	778	778	778
Carrying Amount [Member] | Product and Marketing Rights [Member] | Zuplenz [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill			2,122
Carrying Amount [Member] | Product and Marketing Rights [Member] | Midatech Pharma US, Inc. (formerly DARA Biosciences, Inc.) [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill			£ 1,995